Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K. CYBERSECURITY

Cybersecurity risk management is an important part of our overall risk management efforts. Our historical services in wealth management and asset management involve the exchange, storage and analysis of highly confidential information, including detailed personal and financial information, through a variety of electronic and non-electronic means. Our new business development in e-commerce, digital assets, consumer healthcare or other consumer and enterprise technology industries will also involve significant reliance on technology. We rely on a network of process and software controls to protect the confidentiality of data provided to us or stored on our systems. Even though we have exited our historical services in wealth management and asset management, we still have obligations to protect our historical clients’ privacy and confidential information. We will also continue to focus on developing our cybersecurity risk management policies and procedures as we shifted our business focus to exploring technology opportunities.

Our board of directors has oversight of our overall compliance and risk management framework, including cybersecurity risk management. Our senior management is responsible for day-to-day supervision of regulation compliance, including compliance with cybersecurity laws and regulations.

To-date, we have not faced any significant cybersecurity events that have materially affected or are reasonably likely to materially affect us, including our business, results of operations, or financial condition. However, despite the cybersecurity risk management procedures and measures that we have implemented, we still face risks of security breaches and attacks against our systems and network from time to time, which may adversely affect our operation and reputation. For more information, see “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business— Any cybersecurity or technology failure could lead to legal liability, adversely affect our reputation and have a material adverse effect on our business, financial condition or results of operations.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an important part of our overall risk management efforts. Our historical services in wealth management and asset management involve the exchange, storage and analysis of highly confidential information, including detailed personal and financial information, through a variety of electronic and non-electronic means. Our new business development in e-commerce, digital assets, consumer healthcare or other consumer and enterprise technology industries will also involve significant reliance on technology. We rely on a network of process and software controls to protect the confidentiality of data provided to us or stored on our systems. Even though we have exited our historical services in wealth management and asset management, we still have obligations to protect our historical clients’ privacy and confidential information. We will also continue to focus on developing our cybersecurity risk management policies and procedures as we shifted our business focus to exploring technology opportunities.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To-date, we have not faced any significant cybersecurity events that have materially affected or are reasonably likely to materially affect us, including our business, results of operations, or financial condition. However, despite the cybersecurity risk management procedures and measures that we have implemented, we still face risks of security breaches and attacks against our systems and network from time to time, which may adversely affect our operation and reputation. For more information, see “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business— Any cybersecurity or technology failure could lead to legal liability, adversely affect our reputation and have a material adverse effect on our business, financial condition or results of operations.”
Cybersecurity Risk Role of Management [Text Block]	Our board of directors has oversight of our overall compliance and risk management framework, including cybersecurity risk management. Our senior management is responsible for day-to-day supervision of regulation compliance, including compliance with cybersecurity laws and regulations.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors has oversight of our overall compliance and risk management framework, including cybersecurity risk management. Our senior management is responsible for day-to-day supervision of regulation compliance, including compliance with cybersecurity laws and regulations.